Note 12 - Employee Benefit Plans (Detail) - Deferred Compensation Agreements (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning	$ 4,202,733	$ 3,469,525	$ 2,734,989
Balance, ending	5,151,630	4,202,733	3,469,525
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	$ (12,298)	$ (62,886)	$ (6,788)